Marketable Securities - Additional Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Marketable Securities Disclosure [Abstract]
Proceeds from disposition of marketable securities	$ 6,700,000	$ 0
Loss on disposition of marketable securities	$ 8,600,000	$ 0